Debt - Summary of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2014
1.75% Notes Due November 8, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Nov. 08, 2016
Interest rates of debt instruments	1.75%
4.90% Notes Due April 15, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Apr. 15, 2018
Interest rates of debt instruments	4.90%
5.00% Notes Due May 15, 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	May 15, 2019
Interest rates of debt instruments	5.00%
3.25% Notes Due November 12, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Nov. 12, 2020
Interest rates of debt instruments	3.25%
3.125% Notes Due November 8, 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Nov. 08, 2021
Interest rates of debt instruments	3.125%
7.00% Debentures Due August 1, 2027 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Aug. 01, 2027
Interest rates of debt instruments	7.00%
6.70% Debentures Due August 1, 2028 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Aug. 01, 2028
Interest rates of debt instruments	6.70%
6.00% Notes Due May 15, 2039 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	May 15, 2039
Interest rates of debt instruments	6.00%
5.00% Notes Due November 12, 2040 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	Nov. 12, 2040
Interest rates of debt instruments	5.00%